Fair Value Disclosures on Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures on Financial Instruments
Schedule of Fair values of Financial instruments and Classification Within the Fair value Hierarchy

Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy

€ millions	Category	12/31/2019
		Carrying Amount	Measurement Categories		Fair Value

			At Amortized	At Fair Value	Level 1	Level 2	Level 3	Total
			Cost

Assets
Cash and cash equivalents		5,314
Cash at banks1)	AC	2,877	2,877
Time deposits1)	AC	1,090	1,090
Money market and similar funds	FVTPL	1,347		1,347	1,347			1,347
Trade and other receivables		8,037
Trade receivables1)	AC	7,582	7,582
Other receivables2)	-	454
Other financial assets		2,633
Debt securities	AC	27	27		27			27
Equity securities	FVTPL	1,996		1,996	25	89	1,882	1,996
Investments in associates2)	-	16
Time deposits	AC	41	41			41		41
Financial instruments related to employee benefit plans2)	-	183
Loans and other financial receivables	AC	217	217			217		217
Derivative assets
Designated as hedging instrument
FX forward contracts	-	3		3		3		3
Interest rate swaps	-	9		9		9		9
Not designated as hedging instrument
FX forward contracts	FVTPL	33		33		33		33
Call options for share-based payments	FVTPL	95		95		95		95
Call option on equity shares	FVTPL	15		15			15	15
Liabilities
Trade and other payables		-1,589
Trade payables1)	AC	-1,283	-1,283
Other payables2)	-	-306
Financial liabilities		-16,196
Non-derivative financial liabilities
Loans	AC	-3,116	-3,116			-3,116		-3,116
Bonds	AC	-9,433	-9,433		-10,003			-10,003
Private placements	AC	-1,067	-1,067			-1,078		-1,078
Other non-derivative financial liabilities3)	AC	-2,498	-2,498			-296		-296
Derivatives
Designated as hedging instrument
FX forward contracts	-	-11		-11		-11		-11
Interest rate swaps	-	-16		-16		-16		-16
Not designated as hedging instrument
FX forward contracts	FVTPL	-55		-55		-55		-55
Total financial instruments, net		-1,801	-5,564	3,416	-8,604	-4,086	1,896	-10,793

Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy

€ millions	Category	12/31/2018
		Carrying Amount	Measurement Categories		Fair Value

			At Amortized	At Fair Value	Level 1	Level 2	Level 3	Total
			Cost

Assets
Cash and cash equivalents		8,627
Cash at banks1)	AC	2,918	2,918
Time deposits1)	AC	4,514	4,514
Money market and similar funds	FVTPL	1,195		1,195	1,195			1,195
Trade and other receivables		6,480
Trade receivables1)	AC	6,188	6,188
Other receivables2)	-	293
Other financial assets		1,984
Debt securities	AC	77	77		77			77
Equity securities	FVTPL	1,248		1,248	52		1,196	1,248
Investments in associates2)	-	26
Time deposits	AC	134	134			134		134
Financial instruments related to employee benefit plans2)	-	165
Loans and other financial receivables	AC	147	147			147		147
Derivative assets
Designated as hedging instrument
FX forward contracts	-	2		2		2		2
Interest rate swaps	-	11		11		11		11
Not designated as hedging instrument
FX forward contracts	FVTPL	100		100		100		100
Call options for share-based payments	FVTPL	68		68		68		68
Call option on equity shares	FVTPL	5		5			5	5
Liabilities
Trade and other payables		-1,614
Trade payables1)	AC	-1,265	-1,265
Other payables2)	-	-350
Financial liabilities		-11,678
Non-derivative financial liabilities
Loans	AC	-58	-58			-58		-58
Bonds	AC	-10,204	-10,204		-10,365			-10,365
Private placements	AC	-1,041	-1,041			-1,035		-1,035
Other non-derivative financial liabilities	AC	-298	-298			-298		-298
Derivatives
Designated as hedging instrument
FX forward contracts	-	-9		-9		-9		-9
Interest rate swaps	-	-3		-3		-3		-3
Not designated as hedging instrument
FX forward contracts	FVTPL	-65		-65		-65		-65
Total financial instruments, net		3,798	1,112	2,553	-9,041	-1,006	1,201	-8,845

1)We do not separately disclose the fair value for cash and cash equivalents, trade receivables, and accounts payable as their carrying amounts are a reasonable approximation of their fair values.
2)Since the line items trade receivables, trade payables, and other financial assets contain both financial and non-financial assets or liabilities (such as other taxes or advance payments), the carrying amounts of non-financial assets or liabilities are shown to allow a reconciliation to the corresponding line items in the Consolidated Statements of Financial Position.
3)For lease liabilities, included in the line item other non-derivative financial liabilities, separate disclosure of fair value is not required.

Schedule of Fair values of Financial Instruments by Instruments Classification

Fair Values of Financial Instruments by Instrument Classification

€ millions	Category	12/31/2019
		Carrying Amount	At Amortized Cost	At Fair Value
Financial assets
At fair value through profit or loss	FVTPL	3,486		3,486
At amortized cost	AC	11,834	11,834
Financial liabilities
At fair value through profit or loss	FVTPL	-55		-55
At amortized cost	AC	-17,398	-17,398

Fair Values of Financial Instruments by Instrument Classification

€ millions	Category	12/31/2018
		Carrying Amount	At Amortized Cost	At Fair Value
Financial assets
At fair value through profit or loss	FVTPL	2,617		2,617
At amortized cost	AC	13,978	13,978
Financial liabilities
At fair value through profit or loss	FVTPL	-65		-65
At amortized cost	AC	-12,866	-12,866

Summary of Valuation Techniques of Financial Instruments Measured at Fair Value on a Recurring Basis

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique	Significant Unobservable Inputs	Interrelationship Between Significant Unobservable Inputs and Fair Value Measurement
Other financial assets
Money-market and similar funds	Level 1	Quoted prices in an active market	NA	NA
Debt securities	Level 1	Quoted prices in an active market	NA	NA
Listed equity securities	Level 1	Quoted prices in an active market	NA	NA
	Level 2	Quoted prices in an active market deducting a discount for the disposal restriction derived from the premium for a respective put option.	NA	NA
Unlisted equity securities	Level 3	Market approach. Comparable company valuation using revenue multiples derived from companies comparable to the investee.	Peer companies used (revenue multiples range from 3.0 to 9.1) Revenues of investees Discounts for lack of marketability (10% to 30%)	The estimated fair value would increase (decrease) if: -The revenue multiples were higher (lower) -The investees’ revenues were higher (lower) -The liquidity discounts were lower (higher)

Market approach. Venture capital method evaluating a variety of quantitative and qualitative factors such as actual and forecasted results, cash position, recent or planned transactions, and market comparable companies.

			NA	NA
		Last financing round valuations	NA	NA
		Liquidation preferences	NA	NA
		Net asset value/fair market value as reported by the respective funds	NA	NA
Call options for share-based payment plans	Level 2	Monte Carlo model. Calculated considering risk-free interest rates, the remaining term of the derivatives, the dividend yields, the share price, and the volatility of our share.	NA	NA
Call option on equity shares	Level 3	2018: Market approach. Company valuation using revenue multiples based on actual results derived from the investee.	2018: Revenue multiples used revenue of the investee	2018: The estimated fair value would increase (decrease) if: - The revenue multiples were higher (lower) - The investees’ revenue were higher (lower)

2019: Market approach. Venture capital method evaluating a variety of quantitative and qualitative factors such as actual and forecasted results, cash position, recent or planned transactions, and market comparable companies.

			NA	NA
Other financial assets/ Financial liabilities
FX forward contracts	Level 2

Discounted cash flow using par method. Expected future cash flows based on forward exchange rates are discounted over the respective remaining term of the contracts using the respective deposit interest rates and spot rates.

			NA	NA
Interest rate swaps	Level 2

Discounted cash flow. Expected future cash flows are estimated based on forward interest rates from observable yield curves and contract interest rates, discounted at a rate that reflects the credit risk of the counterparty.

			NA	NA

Schedule of Financial Instruments Not Measured at Fair Value

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique
Financial liabilities
Fixed-rate bonds (financial liabilities)	Level 1	Quoted prices in an active market
Fixed-rate private placements/ loans (financial liabilities)	Level 2	Discounted cash flows Future cash outflows for fixed interest and principal are discounted over the term of the respective contracts using the market interest rates as at the reporting date.

Summary of Reconciliation from the Opening to the Closing Balances Fair Values Classified as Level 3 Fair Values

€ millions	2019	2018
1/1	1,202	742
Transfers
Into Level 3	0	0
Out of Level 3	-39	-12
Purchases	487	409
Sales	-183	-143
Gains/losses
Included in financial income, net in profit or loss	411	168
Included in exchange differences in other comprehensive income	18	38
12/31	1,896	1,202
Change in unrealized gains/losses in profit or loss for equity investments held at the end of the reporting period	318	117